Present value of obligation development: (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions [abstract]
Balance as at January 1	€ 550	€ 404
Current service cost	77	68
Actuarial losses/(gains)	(205)	78	€ 13
Balance as at December 31	€ 422	€ 550	€ 404